SEGMENT REPORTING	12 Months Ended
Sep. 30, 2025
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 14 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280.

The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries mainly manufactures and distributes diversified pharmaceutical and allied products, AI Solutions and Insurance Business in China. Currently no revenue is derived from international markets. The following table presents segment information for years ended September 30, 2025, 2024 and 2023, respectively:

	For the Years ended September 30, 2025
	Diversified
	Pharmaceutical
	and Allied		Insurance
	Products	AI Solutions	Business	Total
Revenue	$23,591,893	3,362,732	10,964,800	37,919,425
Cost of revenue	20,896,423	1,868,683	8,842,860	31,607,966
Gross profit	$2,695,470	1,494,049	2,121,940	6,311,459
Depreciation and amortization	$1,393,233	66,913	3,044	1,463,190
Capital expenditures	$2,030,607	141,390	14,907	2,186,904

	For the Years ended September 30, 2024
	Diversified
	Pharmaceutical
	and Allied		Insurance
	Products	AI Solutions	Business	Total
Revenue	$25,097,951	$—	—	$25,097,951
Cost of revenue	20,983,196	—	—	20,983,196
Gross profit	$4,114,755	$—	—	$4,114,755
Depreciation and amortization	$1,237,230	$—	—	$1,237,230
Capital expenditures	$3,931,471	$—	—	$3,931,471

	For the Years ended September 30, 2023
	Diversified
	Pharmaceutical
	and Allied		Insurance
	Products Diversified	AI Solutions	Business	Total
Revenue	$46,471,478	$—	—	$46,471,478
Cost of revenue	44,719,984	—	—	44,719,984
Gross profit	$1,751,494	$—	—	$1,751,494
Depreciation and amortization	$1,143,064	$—	—	$1,143,064
Capital expenditures	$3,714,089	$—	—	$3,714,089